American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2026

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.4%
Focused Dynamic Growth Fund Investor Class	549,998	43,840,338
Focused Large Cap Value Fund Investor Class	10,820,502	119,025,517
Growth Fund Investor Class	938,971	53,605,843
Heritage Fund Investor Class	2,446,298	50,858,537
Large Cap Equity Fund Investor Class	2,531,450	125,888,987
Mid Cap Value Fund Investor Class	3,355,085	53,077,442
Small Cap Growth Fund Investor Class	510,320	11,732,248
Small Cap Value Fund Investor Class	1,173,884	11,738,841
		469,767,753
International Equity Funds — 30.3%
Emerging Markets Fund Investor Class	3,099,056	56,371,827
Global Real Estate Fund Investor Class	2,161,797	32,016,214
International Growth Fund Investor Class	5,358,862	74,166,655
International Small-Mid Cap Fund Investor Class	2,460,576	31,347,739
International Value Fund Investor Class	3,711,831	45,135,866
Non-U.S. Intrinsic Value Fund Investor Class	3,121,665	33,027,218
		272,065,519
Domestic Fixed Income Funds — 13.2%
Core Plus Fund Investor Class	7,410,590	68,029,219
High Income Fund Investor Class	2,368,355	20,604,689
Inflation-Adjusted Bond Fund Investor Class	2,121,160	22,760,050
Short Duration Fund Investor Class	232,843	2,284,186
Short Duration Inflation Protection Bond Fund Investor Class	433,079	4,581,978
		118,260,122
International Fixed Income Funds — 3.8%
Emerging Markets Debt Fund Investor Class	1,214,413	11,451,913
Global Bond Fund Investor Class	2,608,332	22,588,151
		34,040,064
Money Market Funds — 0.3%
U.S. Government Money Market Fund Investor Class	2,279,109	2,279,109
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $632,517,120)		896,412,567
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$896,412,567

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$40,752	$3,069	$1,584	$1,603	$43,840	550	$1,114	$3,069
Focused Large Cap Value Fund	97,515	20,916	1,730	2,325	119,026	10,821	(38)	12,049
Growth Fund	59,026	17,040	17,277	(5,183)	53,606	939	(935)	10,088
Heritage Fund	64,004	9,225	9,134	(13,236)	50,859	2,446	1,487	9,224
Large Cap Equity Fund	112,375	30,305	6,707	(10,084)	125,889	2,531	(1,110)	23,653
Mid Cap Value Fund	62,770	6,365	14,413	(1,645)	53,077	3,355	1,501	6,365
Small Cap Growth Fund	16,267	952	5,155	(332)	11,732	510	1,165	953
Small Cap Value Fund	15,701	1,647	5,499	(110)	11,739	1,174	312	1,646
Emerging Markets Fund	50,255	8,691	16,992	14,418	56,372	3,099	4,180	599
Global Real Estate Fund	26,038	2,639	184	3,523	32,016	2,162	(5)	856
International Growth Fund	60,710	18,469	5,527	515	74,167	5,359	752	2,397
International Small-Mid Cap Fund	23,799	5,367	2,044	4,226	31,348	2,461	22	526
International Value Fund	31,292	11,818	3,439	5,465	45,136	3,712	536	3,182
Non-U.S. Intrinsic Value Fund	32,216	5,156	5,418	1,073	33,027	3,122	251	3,247
Core Plus Fund	72,053	4,783	10,849	2,042	68,029	7,411	(1,846)	2,558
High Income Fund	27,364	1,157	8,722	806	20,605	2,368	(805)	1,157
Inflation-Adjusted Bond Fund	27,224	477	5,887	946	22,760	2,121	(556)	478
Short Duration Fund	9,217	179	7,033	(79)	2,284	233	110	179
Short Duration Inflation Protection Bond Fund	9,298	125	4,624	(217)	4,582	433	309	125
Emerging Markets Debt Fund	14,300	606	4,313	859	11,452	1,214	(388)	606
Global Bond Fund	26,971	879	5,827	565	22,588	2,608	(810)	879
U.S. Government Money Market Fund	—	2,279	—	—	2,279	2,279	—	31
	$879,147	$152,144	$142,358	$7,480	$896,413	60,908	$5,246	$83,867
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.